Long-Term Debt (iHeart Comm) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total senior notes	$ 20,486,039	$ 20,326,018	$ 20,484,213
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total senior notes	$ 730,000	$ 730,000
Debt Instrument Interest Rate Stated Percentage	10.00%	10.00%
iHeartCommunications Legacy Notes [Member]
Debt Instrument [Line Items]
Total senior notes		$ 667,900	1,436,455
iHeartCommunications Legacy Notes [Member] | 5.5% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total senior notes			461,455
Debt Instrument Interest Rate Stated Percentage		5.50%
iHeartCommunications Legacy Notes [Member] | 4.9% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Total senior notes			250,000
Debt Instrument Interest Rate Stated Percentage		4.90%
iHeartCommunications Legacy Notes [Member] | 5.5% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total senior notes		$ 192,900	250,000
Debt Instrument Interest Rate Stated Percentage		5.50%
iHeartCommunications Legacy Notes [Member] | Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total senior notes		$ 175,000	175,000
Debt Instrument Interest Rate Stated Percentage		6.875%
iHeartCommunications Legacy Notes [Member] | 7.25% Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Total senior notes		$ 300,000	$ 300,000
Debt Instrument Interest Rate Stated Percentage		7.25%